Stockholders’ Equity - Narrative (Details) shares in Millions	Dec. 31, 2022 votePerShare $ / shares shares	Dec. 31, 2021 $ / shares shares	Nov. 04, 2021 shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,000
Preferred stock, par value (in usd per share) | $ / shares	$ 0.00001
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, shares authorized (in shares)	51,000	51,000
Common stock, par value (in usd per share) | $ / shares	$ 0.00001	$ 0.00001
Common stock, shares issued (in shares)	1,166	1,123
Common stock, shares outstanding (in shares)	1,166	1,123	1,124
Common Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	50,000
Number of votes per share stock holders are entitled to receive | votePerShare	1
Common stock, shares issued (in shares)	754	642
Common stock, shares outstanding (in shares)	754	642
Common Class B
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	1,000
Number of votes per share stock holders are entitled to receive | votePerShare	10
Common stock, shares issued (in shares)	412	481
Common stock, shares outstanding (in shares)	412	481